PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES
Prepaid Expenses
	December 31,
	2021	2020	2019
General	$15,467	$26,759	$44,613
Insurance	71,774	69,096	59,815
Environmental and taxes	6,850	6,850	6,850
Rent	9,840	12,012	24,489
	$103,931	$114,717	$135,767